Details of Significant Accounts - Provisions, schedule of analysis of total provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Current provisions	$ 1,307	$ 1,061